Current and deferred tax - Summary of Movement on Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in deferred tax liabilities [Line Items]
Charged/(Credited) to profit and loss	$ (879)	$ 2,216
Deferred tax liabilities [Member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	2,668	2,464
Charged/(Credited) to profit and loss	(190)	204
Balance Ending	2,478	2,668
Deferred tax liabilities [Member] | Goodwill [Member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	1,499	827
Charged/(Credited) to profit and loss	127	672
Balance Ending	1,626	1,499
Deferred tax liabilities [Member] | Customer relationship [Member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	1,027	1,246
Charged/(Credited) to profit and loss	(219)	(219)
Balance Ending	808	1,027
Deferred tax liabilities [Member] | Intellectual property [Member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	109	163
Charged/(Credited) to profit and loss	(65)	(54)
Balance Ending	44	109
Deferred tax liabilities [Member] | Others [Member]
Reconciliation of changes in deferred tax liabilities [Line Items]
Balance Beginning	33	228
Charged/(Credited) to profit and loss	(33)	(195)
Balance Ending	$ 0	$ 33